Summary of Significant Accounting Policies (Tables) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2022
Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Shares
Significant customers are those that represent 10% or more of revenue are set forth in the following tables:

	March 31,
Customer	2022	2021
Customer A	47%	*
Customer B	23%	21%
Customer C	13%	60%

*	Customer accounted for less than 10% of revenue in the respective period

Cash, Cash Equivalents and Investments
The following table provides a reconciliation of cash and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows: (In thousands)

	March 31, 2022	December 31, 2021
	(In thousands)
Cash	$206,626	$11,729
Restricted cash	317	317

Total cash and restricted cash	$206,943	$12,046

Schedule of Customers Accounts Receivable
Significant customers are those that represent 10% or more of accounts receivable are set forth in the following tables:

	March 31,	December 31,
Customer	2022	2021
Customer A	53%	*
Customer B	25%	35%
Customer C	21%	*
Customer D	*	34%
Customer E	*	29%

*	Customer accounted for less than 10% of accounts receivable in the respective period

Schedule of Inputs Into the Respective Models
Significant inputs into the respective models at the March 2, 2022 (the initial recognition) and March 31, 2022 are as follows:

Valuation Assumptions	Initial Recognition on March 2, 2022	March 31, 2022
Stock Price	$9.43	$6.30
Simulated trading days	1,198.00	1,178.00
Volatility (annual)	77.00%	86.00%
Risk-free rate	1.74%	2.42%
Estimated time to expiration (years)	5	5